Pending Merger Agreement (Narrative) (Details) $ / shares in Units, $ in Thousands	Sep. 06, 2016 USD ($) $ / shares	Sep. 30, 2016 $ / shares	Dec. 31, 2015 USD ($) $ / shares	Dec. 31, 2014 USD ($) $ / shares	Apr. 04, 2013 $ / shares
Business Acquisition [Line Items]
Common stock, par value (in dollars per share) | $ / shares	$ 0.01	$ 0.01	$ 0.01	$ 0.01	$ 0.01
Line of credit | $			$ 0	$ 423,000
American Realty Capital - Retail Centers of America, Inc.
Business Acquisition [Line Items]
Share conversion ratio	0.385
Share price (in usd per share) | $ / shares	$ 0.95
Go-shop period	45 days
Termination fee applicable sixteen days after go-shop period | $	$ 25,600
OP | Loan Facility | American Realty Capital - Retail Centers of America, Inc.
Business Acquisition [Line Items]
Line of credit | $	$ 360,000
Limited partner interests in acquiree OP converted to acquirer OP units | American Realty Capital - Retail Centers of America, Inc.
Business Acquisition [Line Items]
Share conversion ratio	0.424
OP and GP units of acquiree converted to acquirer OP units | American Realty Capital - Retail Centers of America, Inc.
Business Acquisition [Line Items]
Share conversion ratio	0.385
RCA Common Stock | American Realty Capital - Retail Centers of America, Inc.
Business Acquisition [Line Items]
Common stock, par value (in dollars per share) | $ / shares	$ 0.01